Preferred Stock - Summary of Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Shares Authorized	0	17,744,445	15,077,778
Shares Issued	0	14,061,508	12,976,122
Shares Outstanding	0	14,012,935	12,927,549
Carrying Value		$ 655,799	$ 575,713
Liquidation Preference	$ 0	$ 608,449	$ 536,426
Common Stock Issuable Upon Conversion		123,313,703	113,762,318
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		3,200,000	3,200,000
Shares Issued		3,178,650	3,178,650
Shares Outstanding		3,130,077	3,130,077
Carrying Value		$ 28,889	$ 28,889
Liquidation Preference		$ 51,741	$ 50,176
Common Stock Issuable Upon Conversion		27,544,675	27,544,675
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		833,334	833,334
Shares Issued		787,725	787,725
Shares Outstanding		787,725	787,725
Carrying Value		$ 23,632	$ 23,632
Liquidation Preference		$ 37,060	$ 35,878
Common Stock Issuable Upon Conversion		6,931,965	6,931,965
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		13,711,111	11,044,444
Shares Issued		10,095,133	9,009,747
Shares Outstanding		10,095,133	9,009,747
Carrying Value		$ 603,278	$ 523,192
Liquidation Preference		$ 519,648	$ 450,372
Common Stock Issuable Upon Conversion		88,837,063	79,285,678